Fair Value of Financial Assets and Liabilities - Nonrecurring (Details) (Fair Value, Measurements, Nonrecurring [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 1,246	$ 902
Accounts receivable, net	2,866	2,600
Short-term debt	1,042	1,545
Long-term debt	7,447	7,088
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	1,246	902
Accounts receivable, net	2,866	2,600
Short-term debt	1,051	1,622
Long-term debt	$ 8,040	$ 7,496